As filed with the Securities and Exchange Commission on March 21, 2016

1933 Act Registration File No. 033-68666

1940 Act File No. 811-8004

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.      ☐

Post-Effective Amendment No. 176 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 178 ☒

ASTON FUNDS

(Exact Name of Registrant as Specified in Charter)

120 North LaSalle Street

Chicago, Illinois 60602

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code (312) 268-1400

(Name and Address of Agent for Service)	Copy to:
Jeffrey T. Cerutti Chief Executive Officer Aston Funds 120 North LaSalle Street Chicago, Illinois 60602	Deborah B. Eades Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective:

☒   immediately upon filing pursuant to rule 485(b)

☐   on (date) pursuant to rule 485(b)

☐   60 days after filing pursuant to rule 485(a)(1)

☐   on (date) pursuant to rule 485(a)(1)

☐   75 days after filing pursuant to rule 485(a)(2)

☐   on (date) pursuant to rule 485(a)(2)

If appropriate, check the following box:

☐   this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, Aston Funds, certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Greenwich, the State of Connecticut on the 21st day of March, 2016.

ASTON FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President, Chief Executive Officer and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this post-effective amendment to the Registration Statement of Aston Funds has been signed below by the following persons in the following capacities and on the 21st day of March, 2016.

Signature	Capacity	Date

Bruce B. Bingham**	Trustee	March 21, 2016
Bruce B. Bingham

Christine C. Carsman**	Trustee	March 21, 2016
Christine C. Carsman

William E. Chapman, II*	Trustee; Independent Chairman	March 21, 2016
William E. Chapman, II

Edward J. Kaier*	Trustee	March 21, 2016
Edward J. Kaier

Kurt Keilhacker**	Trustee	March 21, 2016
Kurt Keilhacker

Steven J. Paggioli*	Trustee	March 21, 2016
Steven J. Paggioli

Richard F. Powers, III**	Trustee	March 21, 2016
Richard F. Powers, III

Eric P. Rakowski*	Trustee	March 21, 2016
Eric P. Rakowski

Victoria Sassine**	Trustee	March 21, 2016
Victoria Sassine

Thomas R. Schneeweis*	Trustee	March 21, 2016
Thomas R. Schneeweis

Signature	Capacity	Date

/s/ Jeffrey T. Cerutti	President, Chief Executive Officer and	March 21, 2016
Jeffrey T. Cerutti	Principal Executive Officer

/s/ Donald S. Rumery	Treasurer, Chief Financial Officer,	March 21, 2016
Donald S. Rumery	Principal Financial Officer and Principal
Accounting Officer

/s/ Gerald F. Dillenburg	Attorney-in-Fact	March 21, 2016
Gerald F. Dillenburg

*	Signed by Gerald F. Dillenburg pursuant to a Power of Attorney previously filed as Exhibit (o)(1) to Post-Effective Amendment No. 111 to the Registration Statement filed on August 6, 2010.

**	Signed by Gerald F. Dillenburg pursuant a Power of Attorney previously filed as Exhibit (o)(2) to Post-Effective Amendment No. 156 to the Registration Statement filed on May 12, 2014.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase